Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash
Restricted Cash

3.    Restricted Cash

        Restricted cash accounts were as follows at December 31 (in thousands):

	2011	2010
Retention accounts	$2,909	$2,907

        The Company was required to maintain cash of $2.9 million as of December 31, 2011 and 2010, respectively, in retention bank accounts as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities.